SUBSEQUENT EVENTS (Details) - CAD shares in Thousands, CAD in Millions						12 Months Ended
	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 28, 2017	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Proceeds from shares issued						CAD 780	CAD 4,661	CAD 0
Common Shares
Subsequent Event [Line Items]
Number of shares issued (in shares)		3,100	3,000	3,400	3,000	12,499	79,656	0
Common Shares | Subsequent Event
Subsequent Event [Line Items]
Number of shares issued (in shares)	3,400
Proceeds from shares issued	CAD 192